U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                             FORM 24F-2
                     Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

1. Name and address of issuer:      Kelmoore Strategic Trust
                                    2465 E. Bayshore Road
                                    Suite 300
                                    Palo Alto, CA 94303

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                      [X ]

3.  Investment Company Act File Number:   811-09165

    Securities Act File Number:  333-69365

4.  (a)  Last day of fiscal year for which this Form is filed: 12/31/2007

(b) Check box if this Form is being filed late (i.e., more than 90
calendar days after the end of the Issuer's fiscal year).   [     ]

(c) Check box if this is the last time the issuer will be filing this
form.   [     ]

5.  Calculation of registration fee:

(i) Aggregate sale price of securities sold during
the fiscal year pursuant to section 24(f):             $ 53,301,061

(ii) Aggregate price of securities
redeemed or repurchased during the
fiscal year:                             $ 115,529,942

(iii) Aggregate price of securities
redeemed or repurchased during any
prior fiscal year ending no earlier
than October 11, 1995 that were not
previously used to reduce registration
fees payable to the Commission:          $ 148,015,614

(iv) Total available redemption credits [add
items 5(ii) and 5(iii):                              - $ 263,545,556

(v) Net sales - if item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv) from Item(i)]:         $ 0

(vi) Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:                  $ (210,244,495)

(vii) Multiplier for determining registration fee:      x .00003930

(viii) Registration fee due [multiply Item 5(v) by
Item 5(vii)]:                                           $ 0

6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares
or other units) deducted here:       0         .  If there is a
number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0 .

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                       $  0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                       $  0

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     	CIK Number designated to receive payment:   0001073791


   Method of Delivery:

        [    ]	Wire Transfer
        [    ]	Mail or other means


	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By     /s/ Ralph M. Kelmon
       Ralph M. Kelmon
       Treasurer

Date:  3/18/08